Consolidated Companies and Business Acquired and Divested - Additional Information (Detail)	Dec. 31, 2015	Dec. 31, 2014
NN Group [member]
Assets and Liabilities Held for Sale [Line Items]
Percentage of voting equity interests acquired	25.75%	68.14%